Lines of credit and loan facilities (Details) ¥ in Thousands	Dec. 31, 2018 CNY (¥)
Lines of credit and loan facilities
Amount used for liquidity loans	¥ 10,000
Amount reserved for the issuance of bank acceptance	17,742,759
Amount reserved for bank guarantee	1,229,346
Amount used for other facilities	5,331
Unsecured revolving lines of credit
Lines of credit and loan facilities
Revolving lines of credit	¥ 60,850,936